Aggregate Estimated Amortization Expense for Intangible Assets (Detail) (USD $)	Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 414,354
2015	411,313
2016	411,313
2017	411,313
2018	$ 274,209